Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Cost of inventory used and services provided		$ 12	$ 101	$ 874	$ 101
Gain on modification of building lease (notes 6 and 10)	$ (34)	(34)		(219)
Impairment of prepaid asset					169
Unfunded Plan One [Member] | Other Benefit Plans [Member]
Statement Line Items [Line Items]
Salaries and short-term employee benefits				483	594
Consultant fees				76	118
Share-based compensation costs				127	681
Post-employment benefits				27	18
Key management personnel compensation				713	1,411
Salaries and short-term employee benefits				491	1,042
Share-based compensation costs				(104)	9
Post-employment benefits				92	158
Other employees compensation				479	1,209
Cost of inventory used and services provided				874	101
Professional fees				929	1,474
Restructuring costs					773
Consulting fees				274	76
Insurance				432	446
Third-party research and development				74	307
Travel				41	84
Marketing services				29	2
Laboratory supplies					28
Other goods and services				50	64
Leasing costs, net of sublease receipts of $107 (2019 - $58)				62	176
Gain on modification of building lease (notes 6 and 10)				(219)
Impairment of right of use asset (note 6)					401
Impairment of prepaid asset					197
Depreciation and amortization				14	19
Depreciation of right of use assets (note 6)				132	117
Operating foreign exchange losses				(9)	17
Total operating expenses				$ 3,875	$ 6,902